CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Preferred Stock Class A	Preferred Stock Class B	Preferred Stocks Class C	Preferred Stocks Class D	Common Stock [Member]	Additional Paid-in Capital	Noncontrolling Interest	Accumulated Deficit
Balance, shares at Dec. 31, 2019		54,200,000				22,653,085
Balance, amount at Dec. 31, 2019	$ (4,509,540)	$ 5,420	$ 0	$ 0	$ 0	$ 2,266	$ 72,377,955	$ (143,011)	$ (76,752,170)
Issuance of common shares for services, shares						400,000
Issuance of common shares for services, amount	149,199					$ 40	149,159
Issuance of common shares pursuant to investment agreement, shares						4,266,667
Issuance of common shares pursuant to investment agreement, amount	812,576					$ 427	812,149
Issuance of common shares for principal and accrued interest on notes, shares						5,222,627
Issuance of common shares for principal and accrued interest on notes, amount	778,657					$ 522	778,135
Issuance of preferred shares for services, shares		7,400,000
Issuance of preferred shares for services, amount	555,000	$ 740					554,260
Issuance of preferred shares for cash, shares			408
Issuance of preferred shares for cash, amount	408,000		$ 0				408,000
Conversion of preferred shares, shares		(1,600,000)				533,333
Conversion of preferred shares, amount	0	$ (160)				$ 53	107
Settlement of derivative liability due to debt conversion	3,052,437					$ 0	3,052,437
Net loss	(4,444,505)							(410,788)	(4,033,717)
Balance, shares at Dec. 31, 2020		60,000,000	408			33,075,711
Balance, amount at Dec. 31, 2020	(3,198,176)	$ 6,000	$ 0	$ 0	$ 0	$ 3,308	78,132,202	(553,799)	(80,785,887)
Issuance of common shares for services, shares						66,667
Issuance of common shares for services, amount	18,000					$ 7	17,993
Issuance of preferred shares for cash, shares				760	1,500
Issuance of preferred shares for cash, amount	2,260,000						2,260,000
Conversion of preferred shares, shares		(1,000,000)				333,333
Conversion of preferred shares, amount		$ (100)				$ 33	67
Net loss	(1,361,139)							(219,408)	(1,141,731)
Issuance of common shares for acquisition, shares						168,350
Issuance of common shares for acquisition, amount	500,000					$ 17	499,983
Issuance of common shares for principal and accrued interest on convertible notes, shares						1,733,333
Issuance of common shares for principal and accrued interest on convertible notes, amount	3,107,000					$ 173	3,106,827
Balance, shares at Mar. 31, 2021		59,000,000	408	760	1,500	35,377,394
Balance, amount at Mar. 31, 2021	1,325,685	$ 5,900				$ 3,538	84,017,072	(773,207)	(81,927,618)
Balance, shares at Dec. 31, 2020		60,000,000	408			33,075,711
Balance, amount at Dec. 31, 2020	(3,198,176)	$ 6,000	$ 0	$ 0	$ 0	$ 3,308	78,132,202	(553,799)	(80,785,887)
Issuance of common shares for services, shares						335,106
Issuance of common shares for services, amount	95,008					$ 34	94,974
Issuance of common shares for principal and accrued interest on notes, shares						2,550,485
Issuance of common shares for principal and accrued interest on notes, amount	3,445,157					$ 255	3,444,902
Issuance of preferred shares for cash, shares				760	2,000
Issuance of preferred shares for cash, amount	2,760,000			$ 0	$ 0		2,760,000
Conversion of preferred shares, shares		(3,646,985)	(360)			10,913,576
Conversion of preferred shares, amount	282	$ (365)				$ 1,091	(444)
Net loss	(5,763,947)							(390,932)	(5,373,015)
Issuance of common shares for acquisition, shares						168,350
Issuance of common shares for acquisition, amount	414,151					$ 17	414,134
Issuance of common shares for services previously accrued, shares						87,776
Issuance of common shares for services previously accrued, amount	51,275					$ 9	51,266
Issuance of common shares for cash, shares						4,210,577
Issuance of common shares for cash, amount	540,899			$ 0	$ 0	$ 421	540,478
Warrants converted to common shares, shares						5,700,000
Warrants converted to common shares, amount	416,446					$ 570	415,876
Rounding adjustment in connection with reverse split, shares						1,744,343
Rounding adjustment in connection with reverse split, amount	174					$ 174	0
Balance, shares at Dec. 31, 2021		56,353,015	48	760	2,000	58,785,924
Balance, amount at Dec. 31, 2021	(1,238,731)	$ 5,635	$ 0	$ 0		$ 5,879	85,853,388	(944,731)	(86,158,902)
Issuance of common shares for services, shares						1,500,000
Issuance of common shares for services, amount	240,000					$ 150	239,850
Conversion of preferred shares, shares		(114,117)				2,852,925
Conversion of preferred shares, amount		$ (11)				$ 285	(274)
Net loss	(1,497,773)							(75,310)	(1,422,463)
Issuance of common shares for cash, shares						6,632,390
Issuance of common shares for cash, amount	499,271					$ 663	498,608
Balance, shares at Mar. 31, 2022		56,238,898	48	760	2,000	69,771,239
Balance, amount at Mar. 31, 2022	$ (1,997,232)	$ 5,624	$ 0	$ 0	$ 0	$ 6,977	$ 86,591,573	$ (1,020,041)	$ (87,581,365)